Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Federal
Current						$ 1,095,448
Deferred					(16,389)	(132,884)
State
Current
Deferred					(3,946)	(31,993)
Change in valuation allowance					20,335	164,878	$ 20,335
Income tax provision						$ 1,095,448